Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Preferred stock	Common Stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning Balance at Sep. 30, 2012	$ (18,615,764)	$ 1,850	$ 408,513	$ 20,970,205	$ 76,386	$ (40,072,718)
Begining Balance. shares at Sep. 30, 2012		185,000	408,513,205
Stock based compensation	642,762		$ 2,000	640,762
Stock based compensation, shares			2,000,000
Common stock issuances for bonus incentives	600,000		$ 6,060	593,940
Common stock issuances for bonus incentives, shares			6,060,606
Common stock issuances for services	78,929		$ 317	78,612
Common stock issuances for services, shares			316,786
Options exercised	293,735		$ 2,278	291,457
Options exercised, shares			2,278,064
Private placements	2,086,095		$ 11,425	$ 2,074,670
Private placements, shares			11,424,906
Foreign currency translation adjustment	(931,565)				$ (931,565)
Net income (loss)	3,814,137					$ 3,814,137
Ending Balance at Sep. 30, 2013	(12,031,671)	$ 1,850	$ 430,593	$ 24,649,646	$ (855,179)	(36,258,581)
Ending Balance. shares at Sep. 30, 2013		185,000	430,593,567
Stock based compensation	272,806			272,806
Common stock issuances for bonus incentives	100,000		$ 1,111	98,889
Common stock issuances for bonus incentives, shares			1,111,111
Common stock issuances for services	95,000		$ 500	$ 94,500
Common stock issuances for services, shares			500,000
Foreign currency translation adjustment	502,128				$ 502,128
Net income (loss)	(1,341,409)					(1,341,409)
Ending Balance at Sep. 30, 2014	(12,403,146)	$ 1,850	$ 432,204	$ 25,115,841	$ (353,051)	$ (37,599,990)
Ending Balance. shares at Sep. 30, 2014		185,000	432,204,678
Net income (loss)	(4,347,134)
Ending Balance at Jun. 30, 2015	$ (13,207,960)